Income Taxes - Reconciliation of Statutory Federal Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Statutory rate	21.00%	21.00%
State tax	1.40%	2.20%
Valuation allowance	(9.10%)	(21.90%)
Other	(0.10%)	0.00%
Stock based compensation	(12.30%)	(0.60%)
Change in fair value of derivative liability	(2.70%)	0.00%
Transaction costs - Success based	1.80%	0.00%
PPP Loan Forgiveness	0.00%	10.00%
Total	0.00%	10.60%